Discontinued Operations Discontinued Operations (Summary Of Results Of Operations Of Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net income	$ 20,903	$ 80,898	$ (54,847)
Hereford Production Facility [Member] | Discontinued Operations, Held-for-sale [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Ethanol sales	223,904	269,254	290,268
Total revenues	223,904	269,254	290,268
Ethanol cost of goods sold	158,276	228,899	269,168
Station and other operating expenses	34,763	33,227	33,006
Depreciation and amortization	147	77	3,441
Impairment of properties	0	0	60,988
Selling, general and administrative expenses	1,635	3,568	3,487
Total costs and operating expenses	194,821	265,771	370,090
Income from operations	29,083	3,483	(79,822)
Gain (loss) on sale of assets	0	0	0
Other nonoperating income (expense)	994	0	0
Total other income (expense)	994	0	0
Income before income taxes	30,077	3,483	(79,822)
Income taxes	9,955	1,292	(27,820)
Net income	$ 20,122	$ 2,191	$ (52,002)